Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Deferred tax assets, net of valuation allowance, total	$ 63,520,548	$ 41,554,045
Deferred tax assets, valuation allowance	63,520,548	41,554,045
Operating loss carryforwards	150,950,436	132,359,334
Domestic Country [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 150,950,436	$ 132,359,334
Operating loss carry forwards, expiration terms	begin to expire in 2022.